245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 31, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Advisor Series VIII (the trust): File Nos. 002-86711 and 811-03855

Fidelity Advisor Diversified International Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Focused Emerging Markets Fund

Fidelity Advisor Global Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Value Leaders Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust